External Sales and Other Operating Revenue by Product or Service Groups (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Revenue from External Customer [Line Items]
External sales and other operating revenue	¥ 3,097,246	¥ 3,020,889	¥ 2,890,221	¥ 2,834,095	¥ 2,744,960	¥ 2,425,792	¥ 2,271,286	¥ 2,435,909	¥ 2,405,062	¥ 1,942,545	¥ 1,885,892	¥ 1,714,596	¥ 11,842,451	¥ 9,877,947	¥ 7,948,095
Motorcycles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue													1,582,901	1,274,890	1,286,319
All-terrain vehicles (ATVs) and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue													80,730	64,659	62,509
Automobiles and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue													9,176,360	7,709,216	5,805,975
Financial, insurance services
Revenue from External Customer [Line Items]
External sales and other operating revenue													698,185	548,506	516,148
Power products and relevant parts
Revenue from External Customer [Line Items]
External sales and other operating revenue													251,630	221,321	208,661
Others
Revenue from External Customer [Line Items]
External sales and other operating revenue													¥ 52,645	¥ 59,355	¥ 68,483